Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash

	December 31,
	2023	2022
Restricted Cash	$5,166	$8,253
Total Restricted Cash	$5,166	$8,253